Direxion Monthly NASDAQ-100 Bull 1_75X Fund Expense Example - Direxion Monthly NASDAQ-100 Bull 1_75X Fund - Investor Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 155
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	$ 1,823